Cash and cash equivalents and investment securities	12 Months Ended
Dec. 31, 2024
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Cash and cash equivalents and investment securities
20. Cash and cash equivalents and investment securities

Million US dollar	31 December 2024	31 December 2023

Short-term bank deposits	4 964	4 201
Cash and bank accounts	6 210	6 131
Cash and cash equivalents	11 174	10 332

Bank overdrafts	-	(17)
Cash and cash equivalents in the statement of cash flows	11 174	10 314
The cash outstanding as at 31 December 2024 includes restricted cash for an amount of 99m US dollar (31 December 2023: 109m US dollar). This restricted cash mainly relates to amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (75m US dollar).
Investment securities

Million US dollar	31 December 2024	31 December 2023

Investment in unquoted companies	139	151
Investment in debt securities	29	27
Non-current investments	168	178

Investment in debt securities	221	67
Current investments	221	67
As at 31 December 2024, current debt securities of 221m US dollar mainly represented investments in government bonds (31 December 2023: 67m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.